Supplemental Cash Flow Information - Schedule of Cash, Cash Equivalents, and Restricted Cash - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 511,888	$ 391,464
Restricted Cash - Current	(3,673)	(691)
Restricted Cash - long-term	0	0
Cash, cash equivalents, and restricted cash	515,561	392,155
Leased assets obtained in exchange for new operating lease liabilities	$ 17,268	$ 68,536